Goodwill and Intangible Assets - Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2023 INR (₨) yr
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 43,045
Capco - customer-related intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	7.08
Net carrying value | ₨	₨ 21,089
Capco - marketing-related intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	8.08
Net carrying value | ₨	₨ 7,214
Rizing [Member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 3,802
Edgile, LLC [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	4.75
Net carrying value | ₨	₨ 1,620
Ampion Holdings Pty Ltd [Member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	1,478
Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 1,305
Rational Interaction, Inc. [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	3.89
Net carrying value | ₨	₨ 1,206
Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 1,097
Convergence Acceleration Solutions, LLC [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	5.03
Net carrying value | ₨	₨ 942
International TechneGroup Incorporated [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	1.5
Net carrying value | ₨	₨ 138
Other [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 3,154
Bottom of range [member] | Rizing [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	1.64
Bottom of range [member] | Ampion Holdings Pty Ltd [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	1.35
Bottom of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	3.5
Bottom of range [member] | Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	0.9
Bottom of range [member] | Other [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	0.84
Top of range [member] | Rizing [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	4.64
Top of range [member] | Ampion Holdings Pty Ltd [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	4.35
Top of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	6.5
Top of range [member] | Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	4.4
Top of range [member] | Other [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	9.25